CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non controlling interests	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Balance at Jun. 30, 2023	$ 298,594,088	$ 6,493	$ 327,028,559	$ (255,893)	$ (780,841)	$ 6,645,442	$ 9,285,261	$ (30,553,591)	$ (13,903,017)	$ 1,282,377	$ (160,702)	$ 31,902,019	$ 330,496,107
Share-based incentives	13,394,057	7	612,117			12,781,933							13,394,057
(Loss)/ Profit for the year	4,275,688								4,275,688			3,013,295	7,288,983
Other comprehensive (loss)/profit	(488,188)									(488,188)		(299,166)	(787,354)
Purchase of own shares	(734,388)							(734,388)					(734,388)
Business combination												1,898,247	1,898,247
Distribution of dividends by subsidiary												(174,800)	(174,800)
Balance at Jun. 30, 2024	315,041,257	6,500	327,640,676	(255,893)	(780,841)	19,427,375	9,285,261	(31,287,979)	(9,627,329)	794,189	(160,702)	36,339,595	351,380,852
Share-based incentives	4,396,164		2,359,832			2,036,332							4,396,164
(Loss)/ Profit for the year	(55,416,054)								(55,416,054)			(3,429,199)	(58,845,253)
Other comprehensive (loss)/profit	(541,677)									(541,677)		(172,574)	(714,251)
Purchase of own shares	(926,899)							(926,899)					(926,899)
Business combination	2,891,777			2,891,777								(2,891,777)
Distribution of dividends by subsidiary												(72,051)	(72,051)
Balance at Jun. 30, 2025	265,444,568	6,500	330,000,508	2,635,884	(780,841)	21,463,707	9,285,261	(32,214,878)	(65,043,383)	252,512	(160,702)	29,773,994	295,218,562
Share-based incentives	164,563					164,563							164,563
Contingent consideration payment	870,795		807		(2,861,242)			3,731,230					870,795
Sale of own shares	488,293				(2,825,092)			3,313,385					488,293
Change in ownership interest / Loss of control												(1,264,287)	(1,264,287)
(Loss)/ Profit for the year	(258,151,419)								(258,151,419)			(5,791,577)	(263,942,996)
Other comprehensive (loss)/profit	1,899,933									(198,713)	2,098,646	623,224	2,523,157
Balance at Jun. 30, 2026	$ 10,716,733	$ 6,500	$ 330,001,315	$ 2,635,884	$ (6,467,175)	$ 21,628,270	$ 9,285,261	$ (25,170,263)	$ (323,194,802)	$ 53,799	$ 1,937,944	$ 23,341,354	$ 34,058,087